Foreign Exchange	12 Months Ended
Dec. 31, 2018
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange	FOREIGN EXCHANGE

	Year Ended December 31
	2018	2017
Unrealized foreign exchange loss (gain)	$106,143	$(86,649)
Realized foreign exchange loss (gain)	2,151	(411)
Foreign exchange loss (gain)	$108,294	$(87,060)